Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2008	$ 599,790,920	$ 87,533,608	$ 30,071,901	$ 212,696,497	$ 515,570,112	$ 6,093,458	$ 889,530	$ 305,574	$ 2,160,447	$ 5,239,435	$ 605,884,378	$ 88,423,138	$ 30,377,475	$ 214,856,944	$ 520,809,547
Balance (in units) at Dec. 31, 2008											14,850,038.076	7,923,153.973	1,735,551.506	11,413,873.684	22,887,475.481
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(40,147,610)	(7,613,304)	(3,396,166)	1,752,399	(46,005,221)	(408,231)	(77,520)	(34,470)	20,139	(467,396)	(40,555,841)	(7,690,824)	(3,430,636)	1,772,538	(46,472,617)
Redemptions (in units)											(2,608,237.601)	(1,898,742.771)	(435,204.924)	(1,989,213.188)	(4,333,806.371)
Redemptions	(99,741,263)	(20,122,091)	(7,067,279)	(36,028,437)	(92,565,005)	(942,227)	(199,822)	(70,210)	(337,940)	(943,655)	(100,683,490)	(20,321,913)	(7,137,489)	(36,366,377)	(93,508,660)
Balance at Dec. 31, 2009	459,902,047	59,798,213	19,608,456	178,420,459	376,999,886	4,743,000	612,188	200,894	1,842,646	3,828,384	464,645,047	60,410,401	19,809,350	180,263,105	380,828,270
Balance (in units) at Dec. 31, 2009											12,241,800.475	6,024,411.202	1,300,346.582	9,424,660.496	18,553,669.110
Fair value Percentage of Partners' Capital											4.83%	2.33%	8.01%	3.89%	6.00%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,687,785)	(2,651,894)	2,299,999	19,344,514	11,593,566	(25,162)	(26,941)	23,603	203,961	121,949	(2,712,947)	(2,678,835)	2,323,602	19,548,475	11,715,515
Redemptions (in units)											(1,481,544.764)	(1,003,837.255)	(164,941.216)	(1,072,294.567)	(2,459,504.974)
Redemptions	(52,293,020)	(9,641,945)	(2,676,021)	(20,170,825)	(48,948,977)	(388,220)	(67,815)	(16,424)	(130,199)	(338,781)	(52,681,240)	(9,709,760)	(2,692,445)	(20,301,024)	(49,287,758)
Balance at Dec. 31, 2010	404,921,242	47,504,374	19,232,434	177,594,148	339,644,475	4,329,618	517,432	208,073	1,916,408	3,611,552	409,250,860	48,021,806	19,440,507	179,510,556	343,256,027
Balance (in units) at Dec. 31, 2010											10,760,255.711	5,020,573.947	1,135,405.366	8,352,365.929	16,094,164.136
Fair value Percentage of Partners' Capital											2.23%	(0.25%)	8.68%		3.27%
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(67,138,290)	(4,369,934)	(2,466,376)	(42,124,253)	(24,340,924)	(719,459)	(49,205)	(27,912)	(460,818)	(248,181)	(67,857,749)	(4,419,139)	(2,494,288)	(42,585,071)	(24,589,105)
Redemptions (in units)											(1,601,637.811)	(988,282.545)	(186,460.494)	(1,062,599.076)	(2,459,949.357)
Redemptions	(54,746,671)	(8,738,364)	(2,877,935)	(19,951,492)	(50,356,090)	(502,032)	(49,999)	0	(199,468)	(399,970)	(55,248,703)	(8,788,363)	(2,877,935)	(20,150,960)	(50,756,060)
Balance at Dec. 31, 2011	$ 283,036,281	$ 34,396,076	$ 13,888,123	$ 115,518,403	$ 264,947,461	$ 3,108,127	$ 418,228	$ 180,161	$ 1,256,122	$ 2,963,401	$ 286,144,408	$ 34,814,304	$ 14,068,284	$ 116,774,525	$ 267,910,862
Balance (in units) at Dec. 31, 2011											9,158,617.900	4,032,291.402	948,944.872	7,289,766.853	13,634,214.779